Offerings	Feb. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% The Dow Chemical Co Notes Due February 15, 2031
Maximum Aggregate Offering Price	$ 1,150,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.82
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% The Dow Chemical Co Notes Due February 15, 2036
Maximum Aggregate Offering Price	$ 695,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.98
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% The Dow Chemical Co Notes Due February 15, 2056
Maximum Aggregate Offering Price	$ 2,858,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 394.69
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.